Commitment and Contingencies - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended	44 Months Ended	50 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2022	Apr. 22, 2020
Commitments and Contingencies Disclosure [Abstract]
Guaranty amount						$ 5,000
Amounts paid under the guaranty			$ 0	$ 0
Interest paid under the guaranty			0	0
Principal outstanding under the guaranty	$ 0	$ 0	$ 0	$ 0	$ 0
Other Commitments [Line Items]
Royalty, additional incentives percentage	2.50%
Minimum
Other Commitments [Line Items]
Royalty, base percentage	7.00%	7.50%
Royalty, additional incentives percentage		0.00%
Maximum
Other Commitments [Line Items]
Royalty, base percentage	15.00%	15.00%
Royalty, additional incentives percentage		2.50%